UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [_]: Amendment Number:
                                               -----

This Amendment (Check only one): [_] is a restatement
                                 [X] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Shelter Mutual Insurance Company
Address:   1817 W Broadway
           Columbia, MO 65218

Form 13F File Number: 28-13422

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jerry French
Title:   Executive Vice President - Investments
Phone:   573-214-4506

Signature, Place, and Date of Signing:


Jerry French              Columbia, MO        April 14, 2010
---------------------  --------------------   --------------
(Signature)              (City, State)            (Date)


Report Type(check only one) :

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report

[_] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

[_] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         49
Form 13F Information Table Value Total:   $192,982
                                        (thousands)

List of Other Included Managers:		NONE

                           FORM 13F INFORMATION TABLE

                                     TITLE
                                      OF                   VALUE     SHRS OR             INVESTMENT      VOTING AUTHORITY
NAME OF ISSUER                       CLASS      CUSIP     (X$1000)   PRN AMT   SH/ PRN   DISCRETION SOLE   SHARED   NONE
PEPSICO INCORPORATED                  COM     713448108       9,290    140,000    SH        SOLE                   140,00
BHP BILLITON LTD - SPON ADR           ADR     088606108       7,855     95,440    SH        SOLE                   95,440
BERKSHIRE HATHAWAY                    COM     084670108       7,505         62    SH        SOLE                       62
CATERPILLAR TRACTOR CO                COM     149123101       7,431    113,855    SH        SOLE                   113,85
SCHLUMBERGER LTD                      COM     806857108       7,398    111,200    SH        SOLE                   111,20
INTERNATIONAL BUSINESS MACHINE        COM     459200101       7,352     57,100    SH        SOLE                   57,100
EXXON MOBIL CORPORATION               COM     30231G102       6,807     99,000    SH        SOLE                   99,000
UNION PACIFIC CORPORATION             COM     907818108       6,710     88,580    SH        SOLE                   88,580
3M COMPANY                            COM     88579Y101       5,694     68,200    SH        SOLE                   68,200
MICROSOFT CORP.                       COM     594918104       5,674    187,000    SH        SOLE                   187,00
TARGET CORP                           COM     87612E106       5,567    100,000    SH        SOLE                   100,00
WAL-MART STORES                       COM     931142103       5,550    100,784    SH        SOLE                   100,78
INTEL CORP                            COM     458140100       5,344    237,000    SH        SOLE                   237,00
ROYAL DUTCH SHELL PLC - ADR A         COM     780259206       4,856     80,000    SH        SOLE                   80,000
CISCO SYSTEMS INC                     COM     17275R102       4,610    173,300    SH        SOLE                   173,30
EMERSON ELECTRIC CO                   COM     291011104       4,409     86,800    SH        SOLE                   86,800
ABBOTT LABS                           COM     002824100       4,377     83,000    SH        SOLE                   83,000
BP P.L.C.                             ADR     055622104       4,130     69,466    SH        SOLE                   69,466
HSBC HOLDINGS PLC-SPONS ADR           ADR     404280406       4,058     76,400    SH        SOLE                   76,400
VISA INC/A                            COM     92826C839       3,914     42,300    SH        SOLE                   42,300
KIMBERLY CLARK CORPORATION            COM     494368103       3,861     62,600    SH        SOLE                   62,600
PROCTER & GAMBLE CO                   COM     742718109       3,789     60,400    SH        SOLE                   60,400
PHILIP MORRIS INTERNATIONAL           COM     718172109       3,666     69,500    SH        SOLE                   69,500
ORACLE CORP                           COM     68389X105       3,632    139,000    SH        SOLE                   139,00
ILLINOIS TOOL WORKS                   COM     452308109       3,627     76,000    SH        SOLE                   76,000
GENERAL ELECTRIC COMPANY              COM     369604103       3,593    194,000    SH        SOLE                   194,00
JM SMUCKER CO                         COM     832696405       3,581     57,900    SH        SOLE                   57,900
AMERICAN EXPRESS COMPANY              COM     025816109       3,379     77,000    SH        SOLE                   77,000
BRISTOL-MYERS SQUIBB CO               COM     110122108       3,150    120,000    SH        SOLE                   120,00
MEDCO HEALTH SOLUTIONS INC            COM     58405U102       3,036     47,100    SH        SOLE                   47,100
HOSPIRA INC                           COM     441060100       2,987     53,100    SH        SOLE                   53,100
LOWE'S CORP                           COM     548661107       2,973    116,000    SH        SOLE                   116,00
YUM BRANDS INC                        COM     988498101       2,894     71,100    SH        SOLE                   71,100
COVIDIEN LTD                          COM     G2554F105       2,868     56,600    SH        SOLE                   56,600
AMETEK INC                            COM     031100100       2,627     61,900    SH        SOLE                   61,900
DEVRY INC                             COM     251893103       2,504     38,600    SH        SOLE                   38,600
PRAXAIR INC                           COM     74005P104       2,302     27,100    SH        SOLE                   27,100
MERCK & CO.                           COM     58933Y105       2,292     62,000    SH        SOLE                   62,000
FRANKLIN RESOURCES                    COM     354613101       2,147     18,700    SH        SOLE                   18,700
AMERIPRISE FINANCIAL INC              COM     03076C106       2,022     43,800    SH        SOLE                   43,800
WEATHERFORD INTERNATIONAL             COM     H27013103       1,927    116,500    SH        SOLE                   116,50
TRANSOCEAN LTD                        COM     H8817H100       1,884     22,000    SH        SOLE                   22,000
GLAXOSMITHKLINE PLC                   ADR     37733W105       1,882     48,000    SH        SOLE                   48,000
WALGREENS                             COM     931422109       1,664     44,900    SH        SOLE                   44,900
ITC HOLDINGS CORP                     COM     465685105       1,426     25,700    SH        SOLE                   25,700
FLOWSERVE CORP                        COM     34354P105       1,300     11,300    SH        SOLE                   11,300
ENBRIDGE INC.                         COM     29250N105       1,293     26,200    SH        SOLE                   26,200
NALCO HOLDINGS CO                     COM     62985Q101       1,293     52,500    SH        SOLE                   52,500
VERISK ANALYTICS                      COM     92345Y106         851     30,400    SH        SOLE                   30,400

GRAND TOTALS                                              192,982   3,839,387



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